UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/00

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              08/14/00
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:       $167,947,348


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                               Title                    Value     Shrs or        Put/  Investment   Other  ------------------------
Name of Issuer               of Class    CUSIP        (x$1000)    prn amt SH/PRN Call  discretion managers     Sole    Shared  None
--------------               -------- -----------     --------  --------- ------ ----  ---------- -------- ----------  ------  ----

Activeworlds Com Inc          COM NEW 00504X 20 7      $48,450     25,000                                      25,000
Hollywood Casino Corp          CL A   436132 20 3     $889,000    127,000                                     127,000
Gray Communications Sys Inc     COM   389190 10 9   $2,881,125    295,500                                     295,500
Loews Cineplex Entmt Corp       COM   540423 10 0     $159,400     50,000                                      50,000
Weblink Wireless Inc           CL A   94769A 10 1   $9,305,475    702,300                                     702,300
Alaris Med Inc                  COM   011637 10 5     $208,250    119,000                                     119,000
North Pittsburgh Sys Inc        COM   661562 10 8   $1,813,807    122,970                                     122,970
Opti Inc                        COM   683960 10 8     $585,787    114,300                                     114,300
Park Pl Entmt Corp              COM   700690 10 0     $182,820     15,000                                      15,000
Casino Data Sys                 COM   147583 10 8     $409,984     64,000                                      64,000
Niagara Corp                    COM   653349 10 0   $1,365,787    331,100                                     331,100
Unumprovident Corp              COM   91529Y 10 6     $401,260     20,000                                      20,000
Paxson Communications Corp.     COM   704231 10 9     $465,600     58,200                                      58,200
Pioneer Cos Inc                CL A   723643 10 2   $1,000,657    205,263                                     205,263
Wyndham Intl Inc               CL A   983101 10 6   $4,625,500  1,850,200                                   1,850,200
Syntellect Inc                  COM   87161L 10 5     $305,500     47,000                                      47,000
Royal Caribbean Cruises LTD     COM   V7780T 10 3     $832,500     45,000                                      45,000
AT&T Corp                       COM   001957 10 9   $8,695,262    274,949                                     274,949
Algos Pharmaceuticals Inc       COM   015869 10 0     $376,675     24,700                                      24,700
Avatar Hldgs Inc                COM   053494 10 0   $5,193,400    225,800                                     225,800
BCE Inc                         COM   05534B 10 9  $10,025,273    421,000                                     421,000
Belo A H Corp Del               COM   080555 10 5   $1,731,300    100,000                                     100,000
                               SER A
Avatar Hldgs Inc              SUB NT  053494 AD 2     $195,800    220,000                                     220,000
                             CONV 7%05
Cole National Corp New         CL A   193290 10 3     $189,000     27,000                                      27,000
Rite Aid Corp                   COM   767754 10 4     $164,075     25,000                                      25,000
Crestline Cap Corp              COM   226153 10 4  $24,311,362  1,424,800                                   1,424,800
Dobson Communications Corp     CL A   256069 10 5     $673,750     35,000                                      35,000
Isle of Capri Casinos Inc       COM   464592 10 4  $18,373,796  1,354,700                                   1,354,700
Mariner Post-Acute Network Inc  COM   568459 10 1      $11,693     86,620                                      86,620
Pricesmart Inc                  COM   741511 10 9  $19,267,900    507,050                                     507,050
Penwest Pharmaceuticals Co      COM   709754 10 5   $2,541,913    252,600                                     252,600
R H Donnelley Corp            COM NEW 74955W 30 7     $968,750     50,000                                      50,000
AT&T Corp                     COM LIB 001957 20 8  $33,190,199  1,368,668                                   1,368,668
                               GRP A
Sun Intl Hotels Ltd             ORD   P8797T 13 3   $1,927,200     96,360                                      96,360
Saga Communications            CL A   786598 10 2  $14,629,098    664,959                                     664,959

                                                   -----------
                     TOTAL                        $167,947,348
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